Vessels, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Movement in Property, Plant and Equipment [Roll Forward]
Vessels, Beginning Balance	$ 1,292,237	$ 1,355,644
Transfer from advances for vessels under construction and acquisition and other vessel costs	152,314	0
Deconsolidation of Diana Containerships Inc.		(93,531)
Acquisitions, improvements and other vessel costs	70,819	30,124
Vessels, Ending Balance	1,515,370	1,292,237
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, Beginning Balance	(245,518)	(194,794)
Deconsolidation of Diana Containerships Inc.		1,599
Depreciation	(58,714)	(52,323)
Accumulated depreciation, Ending Balance	(304,232)	(245,518)
Property, Plant and Equipment, Net, by Type [Abstract]
Vessels net book value, Beginning Balance	1,046,719	1,160,850
Vessels net book value, Ending Balance	$ 1,211,138	$ 1,046,719